Victory Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Lipper Large-Cap Value Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.51%	10.40%	9.57%
Lipper Multi-Cap Value Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.82%	9.28%	8.00%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.62%	9.12%	7.91%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.08%	7.59%	5.78%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.57%	7.02%	5.85%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.70%	9.19%	8.00%